Income tax (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of income tax expense recognized in the consolidated and combined carve-out statements of income are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2014	2013	2012
Total current tax (benefit) expense	$505	—	$—
Deferred tax (benefit) expense for:
Change in temporary differences	417	13	—
Tax loss carry forward	(911)	—	—
Change in valuation allowance	494	(13)	—
Total deferred tax (benefit) expense	—	—	—
Total income tax (benefit) expense	$505	—	$—

Deferred tax (benefit) expense recognized in the consolidated combined carve-out statements of comprehensive income as a component of other comprehensive income (“OCI”) are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2014	2013	2012
Cash flow hedge derivative financial instruments	$(2,540)	—	$—
Valuation allowance	650	—	—
Deferred tax (benefit) recognized in OCI	$(1,890)	—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation of the income before tax at the statutory rate in the Marshall Islands to the actual income tax expense for each year is as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2014	2013	2012
Income before tax	$2,914	$40,527	$4,188
At applicable statutory tax rate
Amount computed at corporate tax of 0%	—	—	—
Foreign tax rate differences	560	37	—
Permanent differences:
Tax deduction foreign exchange losses in local currency	—	(2,544)	—
Non deductible withholding taxes	179	187	—
Tax credits and exemptions	(1,497)	—	—
Non deductible other financial items	520	—	—
Non deductible foreign exchange loss	61	—	—
Other non deductible costs	188	44	—
Deferred tax asset not probable of realization	—	2,289	—
Adjustment for valuation allowance	494	(13)	—
Tax expense (benefit) for year recognized in net income	$505	$—	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income tax assets (liabilities) are summarized as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2014	2013
Current deferred tax assets:
Unbilled construction contract income	$—	$21
Direct financing lease	80	—
Accrued liabilities and other payables	500	11
Derivative financial instruments	1,169	—
Current valuation allowance	(1,399)	(32)
Long-term deferred tax assets:
Newbuildings	—	7,359
Direct financing lease	6,589	—
Derivative financial instruments	1,097	—
Other equipment	6	—
Prepaid and deferred revenue	—	233
Tax loss carry forward	911	—
Long term valuation allowance	(6,882)	(7,104)
Current deferred tax liabilities:
Accrued liabilities and other receivables	(32)	(64)
Long term deferred tax liabilities:
Deferred debt issuance cost	(149)	(276)
Deferred charges	—	(148)
Deferred tax assets (liabilities), net	$1,890	$—